UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-03752
AMG Funds III
(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Address of principal executive offices)  (Zip code)

AMG Funds LLC
680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Name and address of agent for service)

Registrant's telephone number, including area code:
(203) 299-3500
Date of fiscal year end:
May 31
Date of reporting period:
June 01, 2025 - November 30, 2025
(Semi-Annual Shareholder Report)
Item 1. Reports to Shareholders
(a)
AMG GW&K International Small Cap Fund
Class N/MECAX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K International Small Cap Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K International Small Cap Fund (Class N/MECAX)	$59	1.14%
Key Fund Statistics (as of November 30, 2025)
Fund net assets	$43,503,617
Total number of portfolio holdings	76
Net advisory fees paid	$62,730
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings (as of November 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tel Aviv Stock Exchange, Ltd. (Israel)	2.4%
Gift Holdings, Inc. (Japan)	2.3%
Phoenix Financial, Ltd. (Israel)	2.2%
Senshu Electric Co., Ltd. (Japan)	2.2%
Elopak A.S.A. (Norway)	2.0%
Digital Information Technologies Corp. (Japan)	2.0%
Kitron A.S.A. (Norway)	1.9%
Garrett Motion, Inc. (Switzerland)	1.9%
Niterra Co., Ltd. (Japan)	1.9%
Sarantis, S.A. (Greece)	1.9%
Top Ten as a Group	20.7%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
113025            TSR022S
AMG GW&K International Small Cap Fund
Class I/MECIX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K International Small Cap Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K International Small Cap Fund (Class I/MECIX)	$51	0.99%
Key Fund Statistics (as of November 30, 2025)
Fund net assets	$43,503,617
Total number of portfolio holdings	76
Net advisory fees paid	$62,730
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings (as of November 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tel Aviv Stock Exchange, Ltd. (Israel)	2.4%
Gift Holdings, Inc. (Japan)	2.3%
Phoenix Financial, Ltd. (Israel)	2.2%
Senshu Electric Co., Ltd. (Japan)	2.2%
Elopak A.S.A. (Norway)	2.0%
Digital Information Technologies Corp. (Japan)	2.0%
Kitron A.S.A. (Norway)	1.9%
Garrett Motion, Inc. (Switzerland)	1.9%
Niterra Co., Ltd. (Japan)	1.9%
Sarantis, S.A. (Greece)	1.9%
Top Ten as a Group	20.7%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
113025            TSR021S

AMG GW&K International Small Cap Fund
Class Z/MECZX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about AMG GW&K International Small Cap Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K International Small Cap Fund (Class Z/MECZX)	$46	0.89%
Key Fund Statistics (as of November 30, 2025)
Fund net assets	$43,503,617
Total number of portfolio holdings	76
Net advisory fees paid	$62,730
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings (as of November 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tel Aviv Stock Exchange, Ltd. (Israel)	2.4%
Gift Holdings, Inc. (Japan)	2.3%
Phoenix Financial, Ltd. (Israel)	2.2%
Senshu Electric Co., Ltd. (Japan)	2.2%
Elopak A.S.A. (Norway)	2.0%
Digital Information Technologies Corp. (Japan)	2.0%
Kitron A.S.A. (Norway)	1.9%
Garrett Motion, Inc. (Switzerland)	1.9%
Niterra Co., Ltd. (Japan)	1.9%
Sarantis, S.A. (Greece)	1.9%
Top Ten as a Group	20.7%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
113025            TSR023S

(b) Not applicable.

Item 2.	CODE OF ETHICS

Not required in this filing.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	INVESTMENTS

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 hereof.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds November 30, 2025

AMG GW&K International Small Cap Fund
Class N: MECAX	Class I: MECIX	Class Z: MECZX

wealth.amg.com	113025 SAR065

AMG Funds Semi-Annual Financial Statements — November 30, 2025 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	5

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	7

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	8

Detail of changes in assets for the past two fiscal periods

Financial Highlights	9

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	12

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	19

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	20

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K International Small Cap Fund Schedule of Portfolio Investments (unaudited) November 30, 2025

	Shares	Value

Common Stocks - 94.4%

Communication Services - 3.1%

Nihon Falcom Corp. (Japan)	53,925	$518,258

Paradox Interactive AB (Sweden)	22,992	443,037

Rightmove PLC (United Kingdom)	50,586	367,488

Total Communication Services		1,328,783

Consumer Discretionary - 15.5%

Cairn Homes PLC (Ireland)	295,193	696,259

Games Workshop Group PLC (United Kingdom)	2,678	688,628

Garrett Motion, Inc. (Switzerland)	50,460	834,104

Gift Holdings, Inc. (Japan)	46,174	979,605

Grupo Nutrisa SAB de CV (Mexico)*	113,427	27,828

Hamee Corp. (Japan)[1]	66,608	218,802

Max Stock, Ltd. (Israel)	101,823	753,584

MIPS AB (Sweden)	7,351	244,262

Niterra Co., Ltd. (Japan)	19,200	830,257

Samsonite Group, S.A. (United States)[2]	207,300	512,396

Vistry Group PLC (United Kingdom)*,1	40,303	355,613

Yossix Holdings Co., Ltd. (Japan)[1]	32,304	608,606

Total Consumer Discretionary		6,749,944

Consumer Staples - 6.8%

Becle SAB de CV (Mexico)	415,050	494,404

Grupo Herdez SAB de CV (Mexico)	190,738	766,037

Hilton Food Group PLC (United Kingdom)	40,740	274,491

Kusuri no Aoki Holdings Co., Ltd. (Japan)[1]	24,925	623,378

Sarantis, S.A. (Greece)	56,782	814,363

Total Consumer Staples		2,972,673

Financials - 12.0%

BFF Bank S.p.A. (Italy)*,2	50,585	643,042

Bolsa Mexicana de Valores SAB de CV (Mexico)	263,165	530,903

Coface, S.A. (France)	24,972	440,069

FRP Advisory Group PLC (United Kingdom)	294,520	557,494

Integral Corp. (Japan)1	25,600	583,682

Omni Bridgeway, Ltd. (Australia)*	421,837	435,277

Phoenix Financial, Ltd. (Israel)	23,687	953,764

Tel Aviv Stock Exchange, Ltd. (Israel)	38,487	1,053,503

Total Financials		5,197,734

Health Care - 5.5%

GVS S.p.A. (Italy)*,1	70,870	333,407

Haw Par Corp., Ltd. (Singapore)	62,300	737,836

Kusurinomadoguchi, Inc. (Japan)	26,800	492,342

Riverstone Holdings, Ltd. (Singapore)	735,700	468,473

	Shares	Value

Siegfried Holding AG (Switzerland)	3,900	$350,033

Total Health Care		2,382,091

Industrials - 27.0%

ADENTRA, Inc. (Canada)	26,824	639,960

Ashtead Technology Holdings PLC (United Kingdom)[1]	124,022	587,369

Avon Technologies PLC (United Kingdom)	19,112	458,916

Clarkson PLC (United Kingdom)	13,236	662,497

Delta Plus Group (France)	6,209	345,974

DMG Mori Co., Ltd. (Japan)	34,200	600,511

Hosokawa Micron Corp. (Japan)	14,450	517,425

Howden Joinery Group PLC (United Kingdom)	52,585	585,863

Inabata & Co., Ltd. (Japan)	28,100	666,856

Japan Elevator Service Holdings Co., Ltd. (Japan)	42,800	532,592

Krones AG (Germany)	3,487	527,645

MISUMI Group, Inc. (Japan)	42,300	612,338

NFI Group, Inc. (Canada)*	50,569	497,566

Nippon Parking Development Co., Ltd. (Japan)	421,675	767,380

Nisso Holdings Co., Ltd. (Japan)	82,400	365,277

Richelieu Hardware, Ltd. (Canada)[1]	18,950	532,653

Sanki Engineering Co., Ltd. (Japan)	17,600	627,181

Senshu Electric Co., Ltd. (Japan)	30,640	937,596

Shin Maint Holdings Co., Ltd. (Japan)	6,400	46,006

Takuma Co., Ltd. (Japan)	41,900	672,237

Volution Group PLC (United Kingdom)	68,195	570,505

Total Industrials		11,754,347

Information Technology - 16.5%

Ai Holdings Corp. (Japan)	33,050	588,439

Argo Graphics, Inc. (Japan)	70,800	748,707

Broadleaf Co., Ltd. (Japan)	136,500	655,933

Digital Hearts Holdings Co., Ltd. (Japan)	55,075	335,164

Digital Information Technologies Corp. (Japan)	50,746	850,502

Incap Oyj (Finland)*,1	41,294	432,337

Ituran Location and Control, Ltd. (Israel)	15,471	619,459

Kaga Electronics Co., Ltd. (Japan)	23,200	558,062

Kitron A.S.A. (Norway)	141,535	843,555

NE, Inc. (Japan)*	65,708	294,036

Tsuzuki Denki Co., Ltd. (Japan)	32,600	677,300

ULS Group, Inc. (Japan)	153,500	581,456

Total Information Technology		7,184,950

Materials - 6.4%

Corticeira Amorim SGPS, S.A. (Portugal)	50,773	396,585

Elopak A.S.A. (Norway)	183,151	890,585

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 6.4% (continued)

Marshalls PLC (United Kingdom)	119,720	$284,935

NOF Corp. (Japan)	31,900	647,640

Vidrala, S.A. (Spain)	5,902	574,532

Total Materials		2,794,277

Real Estate - 1.6%

Far East Consortium International, Ltd. (Hong Kong)	3,031,214	273,020

Safestore Holdings PLC, REIT (United Kingdom)	45,160	443,256

Total Real Estate		716,276

Total Common Stocks
(Cost $37,445,364)		41,081,075

	Principal Amount
Short-Term Investments - 6.8%

Joint Repurchase Agreements - 1.5%3

Citadel Securities LLC, dated 11/28/25, due 12/01/25, 4.170% total to be received $620,215 (collateralized by various U.S. Treasuries, 0.000% - 4.750%, 12/11/25 - 11/15/55, totaling $632,620)	$620,000	620,000

	Principal Amount	Value

Natwest Markets Securities, Inc., dated 11/28/25, due 12/01/25, 4.090% total to be received $40,873 (collateralized by various U.S. Treasuries, 0.375% - 4.875%, 12/31/25 -05/15/55, totaling $41,676)	$40,859	$40,859

Total Joint Repurchase Agreements		660,859

Repurchase Agreements - 5.3%

Fixed Income Clearing Corp., dated 11/28/25, due 12/01/25, 3.600% total to be received $2,291,687 (collateralized by a U.S. Treasury Note, 3.750%, 05/15/28, totaling $2,336,848)	2,291,000	2,291,000

Total Short-Term Investments (Cost $2,951,859)		2,951,859

Total Investments - 101.2% (Cost $40,397,223)		44,032,934

Other Assets, less Liabilities - (1.2)%		(529,317)

Net Assets - 100.0%		$43,503,617

*	Non-income producing security.
[1]

Some of these securities, amounting to $2,205,733 or 5.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the value of these securities amounted to $1,155,438 or 2.7% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of November 30, 2025:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$2,699,600	$9,054,747	—	$11,754,347

Information Technology	913,495	6,271,455	—	7,184,950

Consumer Discretionary	861,932	5,888,012	—	6,749,944

Financials	1,523,674	3,674,060	—	5,197,734

Consumer Staples	2,349,295	623,378	—	2,972,673

Materials	1,175,520	1,618,757	—	2,794,277

Health Care	—	2,382,091	—	2,382,091

Communication Services	—	1,328,783	—	1,328,783

Real Estate	443,256	273,020	—	716,276

Short-Term Investments

Joint Repurchase Agreements	—	660,859	—	660,859

Repurchase Agreements	—	2,291,000	—	2,291,000

Total Investments in Securities	$9,966,772	$34,066,162	—	$44,032,934

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended November 30, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) November 30, 2025

AMG GW&K International Small Cap Fund
Assets:

Investments at value[1] (including securities on loan valued at $2,205,733)	$44,032,934

Cash	788

Foreign currency[2]	57,174

Dividend and interest receivables	164,424

Securities lending income receivable	2,764

Receivable for Fund shares sold	161

Receivable from Affiliate	14,476

Prepaid expenses and other assets	22,674

Total assets	44,295,395

Liabilities:

Payable upon return of securities loaned	660,859

Payable for investments purchased	48,985

Payable for Fund shares repurchased	902

Accrued expenses:

Investment advisory and management fees	24,115

Administrative fees	5,242

Shareholder service fees	3,559

Other	48,116

Total liabilities	791,778

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$43,503,617

[1] Investments at cost	$40,397,223

[2] Foreign currency at cost	$57,057

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

AMG GW&K International Small Cap Fund

Net Assets Represent:

Paid-in capital	$52,622,180

Total distributable loss	(9,118,563)

Net Assets	$43,503,617

Class N:

Net Assets	$2,551,327

Shares outstanding	50,894

Net asset value, offering and redemption price per share	$50.13

Class I:

Net Assets	$38,267,496

Shares outstanding	693,325

Net asset value, offering and redemption price per share	$55.19

Class Z:

Net Assets	$2,684,794

Shares outstanding	48,455

Net asset value, offering and redemption price per share	$55.41

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended November 30, 2025

AMG GW&K International Small Cap Fund

Investment Income:

Dividend income	$444,546

Interest income	20,287

Securities lending income	17,452

Foreign withholding tax	(45,607)

Total investment income	436,678
Expenses:

Investment advisory and management fees	142,418

Administrative fees	30,961

Shareholder servicing fees - Class N	3,296

Shareholder servicing fees - Class I	17,822

Custodian fees	29,133

Registration fees	23,535

Professional fees	20,861

Reports to shareholders	11,398

Trustee fees and expenses	1,775

Transfer agent fees	1,179

Miscellaneous	2,127

Total expenses before offsets	284,505

Expense reimbursements	(79,688)

Net expenses	204,817

Net investment income	231,861

Net Realized and Unrealized Gain:

Net realized gain on investments	840,705

Net realized loss on foreign currency transactions	(6,592)

Net change in unrealized appreciation/depreciation on investments	1,436,676

Net change in unrealized appreciation/depreciation on foreign currency translations	(7,234)

Net realized and unrealized gain	2,263,555

Net increase in net assets resulting from operations	$2,495,416

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended November 30, 2025 (unaudited) and the fiscal year ended May 31, 2025

	AMG GW&K International Small Cap Fund

	November 30, 2025	May 31, 2025

Increase in Net Assets Resulting From Operations:

Net investment income	$231,861	$713,654

Net realized gain (loss) on investments	834,113	(2,028,309)

Net change in unrealized appreciation/depreciation on investments	1,429,442	3,563,068

Net increase in net assets resulting from operations	2,495,416	2,248,413

Distributions to Shareholders:

Class N	—	(74,226)

Class I	—	(629,193)

Class Z	—	(84,484)

Total distributions to shareholders	—	(787,903)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	2,202,478	(2,856,290)

Total increase (decrease) in net assets	4,697,894	(1,395,780)

Net Assets:

Beginning of period	38,805,723	40,201,503

End of period	$43,503,617	$38,805,723

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2025 (unaudited)	For the fiscal years ended May 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$47.16	$45.39	$41.54	$42.25	$53.97	$41.45

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.24	0.75	0.71	0.67	0.54	(0.12)

Net realized and unrealized gain (loss) on investments	2.73	1.92	3.78	(0.84)	(12.07)	12.64

Total income (loss) from investment operations	2.97	2.67	4.49	(0.17)	(11.53)	12.52

Less Distributions to Shareholders from:

Net investment income	—	(0.90)	(0.64)	(0.54)	(0.19)	—

Net Asset Value, End of Period	$50.13	$47.16	$45.39	$41.54	$42.25	$53.97

Total Return[2,3]	6.30%[4]	6.02%	10.99%	(0.36)%	(21.41)%	30.20%

Ratio of net expenses to average net assets	1.14%[5]	1.14%[6]	1.14%	1.14%	1.14%	1.14%

Ratio of gross expenses to average net assets[7]	1.53%[5]	1.52%	1.52%	1.54%	1.45%	1.31%

Ratio of net investment income (loss) to average net assets[2]	0.98%[5]	1.68%	1.68%	1.66%	1.09%	(0.26)%

Portfolio turnover	15%[4]	24%	27%	25%	26%	236%

Net assets end of period (000’s) omitted	$2,551	$2,596	$3,960	$4,268	$4,704	$8,198

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2025 (unaudited)	For the fiscal years ended May 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$51.88	$49.84	$45.55	$46.26	$59.20	$45.40

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.31	0.90	0.85	0.80	0.68	(0.05)

Net realized and unrealized gain (loss) on investments	3.00	2.11	4.15	(0.91)	(13.23)	13.85

Total income (loss) from investment operations	3.31	3.01	5.00	(0.11)	(12.55)	13.80

Less Distributions to Shareholders from:

Net investment income	—	(0.97)	(0.71)	(0.60)	(0.39)	—

Net Asset Value, End of Period	$55.19	$51.88	$49.84	$45.55	$46.26	$59.20

Total Return[2,3]	6.38%[4]	6.17%	11.15%	(0.20)%	(21.31)%	30.39%

Ratio of net expenses to average net assets	0.99%[5]	0.99%[6]	0.99%	0.99%	0.99%	0.98%

Ratio of gross expenses to average net assets[7]	1.38%[5]	1.37%	1.37%	1.39%	1.30%	1.15%

Ratio of net investment income (loss) to average net assets[2]	1.13%[5]	1.83%	1.83%	1.81%	1.24%	(0.10)%

Portfolio turnover	15%[4]	24%	27%	25%	26%	236%

Net assets end of period (000’s) omitted	$38,267	$33,716	$32,046	$27,889	$27,489	$36,476

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2025 (unaudited)	For the fiscal years ended May 31,
Class Z		2025		2024	2023	2022	2021

Net Asset Value, Beginning of Period	$52.06	$50.01		$45.69	$46.41	$59.44	$45.54

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.34	0.95		0.90	0.85	0.73	(0.00	)8

Net realized and unrealized gain (loss) on investments	3.01	2.11		4.17	(0.92)	(13.27)	13.90

Total income (loss) from investment operations	3.35	3.06		5.07	(0.07)	(12.54)	13.90

Less Distributions to Shareholders from:

Net investment income	—	(1.01)		(0.75)	(0.65)	(0.49)	—

Net Asset Value, End of Period	$55.41	$52.06		$50.01	$45.69	$46.41	$59.44

Total Return[2,3]	6.44%[4]	6.30%		11.27%	(0.13)%	(21.22)%	30.52%

Ratio of net expenses to average net assets	0.89%[5]	0.89	%6	0.89%	0.89%	0.89%	0.89%

Ratio of gross expenses to average net assets[7]	1.28%[5]	1.27%		1.27%	1.29%	1.20%	1.06%

Ratio of net investment income (loss) to average net assets[2]	1.23%[5]	1.93%		1.93%	1.91%	1.34%	(0.01)%

Portfolio turnover	15%[4]	24%		27%	25%	26%	236%

Net assets end of period (000’s) omitted	$2,685	$2,494		$4,196	$3,606	$2,682	$4,256

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Less than $(0.005) per share.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (unaudited) November 30, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG GW&K International Small Cap Fund (the “Fund”).

The Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences during the year. Temporary differences are due to the mark-to-market treatment of passive foreign investment companies and wash sales deferrals.

At November 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$40,397,223	$8,216,427	$(4,580,716)	$3,635,711

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of May 31, 2025, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

$8,720,419	$5,070,032	$13,790,451

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended November 30, 2025 (unaudited) and the fiscal year ended May 31, 2025, the capital stock transactions by class for the Fund were as follows:

	November 30, 2025		May 31, 2025

	Shares	Amount	Shares	Amount

Class N:

Shares sold	351	$17,246	4,811	$214,384

Shares issued in reinvestment of distributions	—	—	1,659	72,083

Shares redeemed	(4,503)	(222,471)	(38,666)	(1,752,802)

Net decrease	(4,152)	$(205,225)	(32,196)	$(1,466,335)

Class I:

Shares sold	69,482	$3,791,462	98,123	$4,819,177

Shares issued in reinvestment of distributions	—	—	12,362	590,537

Shares redeemed	(26,001)	(1,413,879)	(103,580)	(5,050,792)

Net increase	43,481	$2,377,583	6,905	$358,922

Class Z:

Shares sold	1,364	$74,357	20,286	$1,013,020

Shares issued in reinvestment of distributions	—	—	643	30,829

Shares redeemed	(813)	(44,237)	(56,924)	(2,792,726)

Net increase (decrease)	551	$30,120	(35,995)	$(1,748,877)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At November 30, 2025, the market value of Repurchase Agreements outstanding was $2,951,859.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is

Notes to Financial Statements (continued)

responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended November 30, 2025, the Fund paid an investment management fee at the annual rate of 0.69% of the average daily net assets of the Fund. The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least October 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) to 0.89% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended November 30, 2025, the Investment Manager reimbursed the Fund $79,688, and did not recoup any previously reimbursed expenses. At November 30, 2025, the Fund’s expiration of reimbursements subject to recoupment was as follows:

Expiration Period

Less than 1 year	$128,965

1-2 years	145,596

2-3 years	158,834

Total	$433,395

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended November 30, 2025, was as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class N	0.25%	0.25%

Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are

Notes to Financial Statements (continued)

included on the Statement of Operations as interest income and interest expense, respectively. At November 30, 2025, the Fund had no interfund loans outstanding.

The Fund did not utilize the interfund lending program during the six months ended November 30, 2025.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended November 30, 2025, were $7,364,385 and $6,180,228, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended November 30, 2025.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at November 30, 2025, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$2,205,733	$660,859	$1,634,129	$2,294,988

The following table summarizes the securities received as collateral for securities lending at November 30, 2025:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.000%-6.250%	12/26/25-02/15/55

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Small-Capitalization Stock Risk: The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Notes to Financial Statements (continued)

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Geographic Focus Risk: To the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

Risks Associated with Investment in Japan: The Fund is highly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, and, therefore, is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. The Japanese economy, at times, has been impacted by government regulation, intervention, and protectionism; cross-ownership among major corporations; an aging demographic; and a declining population. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy.

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of November 30, 2025:

		Gross Amount Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Citadel Securities LLC	$620,000	—	$620,000	$620,000	—

Natwest Markets Securities, Inc.	40,859	—	40,859	40,859	—

Fixed Income Clearing Corp.	2,291,000	—	2,291,000	2,291,000	—

Total	$2,951,859	—	$2,951,859	$2,951,859	—

Notes to Financial Statements (continued)

9. RECENT ACCOUNTING STANDARDS UPDATE

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. The Fund incorporated the provisions of the ASU, and there was no material impact to the Fund’s financial statements.

10. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended November 30, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended November 30, 2025, was $1,775, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended November 30, 2025.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG GW&K International Small Cap Fund: Approval of Investment Management Agreement and Subadvisory Agreement on June 11, 2025

At an in-person meeting held on June 11, 2025, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds III (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG GW&K International Small Cap Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement with respect to the Fund, as amended at any time prior to the date of the meeting (the “Subadvisory Agreement”), with GW&K Investment Management, LLC, the Fund’s subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Fund, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the

Investment Manager at the June 11, 2025 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory

Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Fund and its discussions with the management of the Fund’s subadviser during the period regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2025, was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI World ex USA Small Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance and the fact that the Fund outperformed the Fund Benchmark for the 2022 calendar year. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective October 8, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees noted the strong long-term track record of outperformance of the Subadviser’s Investment Strategy. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 11, 2025 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2025, were rated in the Low and Below Average rating level, respectively, of the Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2026, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager

and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each

Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders.

Accordingly, on June 11, 2025, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	113025	SAR065

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	February 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	February 6, 2026

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	February 6, 2026